Note 16 - Segmented Information and Revenue - Segment Earnings (Details) - CAD ($)	3 Months Ended			9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2020
Statement Line Items [Line Items]
Segmented assets	$ 2,181,959			$ 2,396,035
Segmented revenue	149,080	$ 97,124	$ 111,964
Segmented selling, general & administrative expense	72,282	74,892	44,936
Segmented other expense	268,323	(356,207)	277,003
Segmented profit (loss)	(419,677)	233,619	(314,522)	876,760
Foreign exchange	(149,933)	(49,169)	(2,867)
Interest income (expense)	(2,270)	20,954	(4,231)
Share-based payment	(1,780)	(4,861)	(27,758)
Other comprehensive income (loss)	151,420	165,461	(14,377)	$ (198,231)
Total Comprehensive Income (Loss)	(268,257)	399,080	(328,899)
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	240,769	483,281	166,183
Segmented liabilities	375,781	368,896	326,088
Segmented revenue		71,051	80,503
Segmented selling, general & administrative expense	50,986	39,278	23,005
Segmented other expense	218	(603,902)	58,525
Segmented profit (loss)	(10,836)	552,394	(61,589)
Segmented other expense		897	2,843
Segmented profit (loss)		552,394	(61,589)
Online English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	122,250
Online English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	29,882
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,907,372	1,758,244	991,858
Segmented liabilities	101,011	625,325	176,976
Segmented revenue		26,073	31,461
Segmented selling, general & administrative expense	93,101	35,614	21,931
Segmented other expense	24,300	91,102	99,964
Segmented profit (loss)	(130,524)	(128,961)	(99,383)
Segmented other expense		28,319	8,948
Segmented profit (loss)		(128,961)	(99,383)
Print-based English language learning segment [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	26,830
Print-based English language learning segment [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	42,400
Head office [member]
Statement Line Items [Line Items]
Segmented assets	33,818	67,547	50,322
Segmented liabilities	104,615	144,634	447,846
Segmented revenue
Segmented selling, general & administrative expense	124,236
Segmented other expense	901	156,593	118,515
Segmented profit (loss)	(124,336)	(156,738)	(118,694)
Segmented other expense		144	179
Segmented profit (loss)		(156,738)	(118,694)
Head office [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue
Head office [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	2,181,959	2,309,072	1,208,363
Segmented liabilities	581,407	1,138,855	950,910
Segmented revenue		91,124	111,964
Segmented selling, general & administrative expense	268,323	74,892	44,936
Segmented other expense	25,419	(356,207)	277,003
Segmented profit (loss)	(265,697)
Segmented other expense		29,360	11,970
Segmented profit (loss)		$ 266,695	$ (279,666)
Total operating segments [member] | Online [member]
Statement Line Items [Line Items]
Segmented revenue	149,080
Total operating segments [member] | Royalty [member]
Statement Line Items [Line Items]
Segmented revenue	$ 72,282